Share-Based Compensation (Details Textual)		1 Months Ended	12 Months Ended
	Nov. 15, 2017	Aug. 31, 2018 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) BoardMember shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options expiration period			10 years
Reverse share split, description			1-for-7
Reverse split of ordinary shares, ratio	0.1429		0.1429
Compensation cost not yet recognized | $			$ 4,400,000
Weighted-average remaining service period			3 years 1 month 6 days
Fair value of options vested | $			$ 972,000	$ 669,000
Exercisable and expected to vest options, subject to repuchase conditions			0	35,595
Share based compensation expense | $			$ 1,259,000	$ 2,170,000
Number of Shares, Granted			1,046,931
General and Administrative [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense | $			$ 693,000	$ 2,132,000
Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of board members | BoardMember				2
Restricted Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense | $				$ 1,495,000
Performance Based Options | General and Administrative [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense | $				$ 568,000
Performance Based Options | Board of Members [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Granted				58,600
2013 Equity Incentive Plan [Member] | Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for grant			0
Share options expiration period			10 years
Common stock reserved for future issuance			38,751
2010 Equity Incentive Plan [Member] | Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options expiration period			10 years
Common stock reserved for future issuance			94,001
2018 Omnibus Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for grant		1,100,000
Common stock reserved for future issuance			470,000
Shares issued in period		220,000
2018 Omnibus Equity Incentive Plan [Member] | Non-Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued in period		130,000